Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 27.9%
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 6.195%, 09/25/68@,•	$2,224	$2,205,695
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,072	988,252
Elevation CLO Ltd., Series 2017-6A Class B (3 M SOFR + 2.112%, Floor 2.112%), 144A 7.413%, 07/15/29@,•	387	386,755
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.794%, 01/20/33@,•	1,500	1,501,665
Ford Credit Auto Owner Trust, Series 2022-B Class A4, 3.930%, 08/15/27	1,500	1,491,236
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A 1.690%, 05/15/69@	1,200	1,116,883
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	2,502	2,211,581
Navient Student Loan Trust, Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,610	1,665,976
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.921%, 01/25/41•	2,285	2,263,104
OCP CLO Ltd., Series 2014-5A Class A2R (3 M SOFR + 1.662%, Floor 1.400%), 144A 6.941%, 04/26/31@,•	1,000	1,000,325
OZLM VI Ltd., Series 2014-6A Class B1T (3 M SOFR + 1.738%, Floor 1.738%), 144A 7.024%, 04/17/31@,•	1,500	1,503,489
OZLM XV Ltd., Series 2016-15A Class BRR (3 M SOFR + 2.350%, Floor 2.350%), 144A 7.632%, 04/20/33@,•	1,000	1,000,054
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A Class A2R (3 M SOFR + 2.062%, Floor 1.800%), 144A 7.163%, 08/23/31@,•	500	500,480
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.985%, 03/25/55•	2,815	2,802,611
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M SOFR + 1.564%), 144A 6.661%, 02/17/32@,•	260	259,905
	Par (000)	Value†

Series 2017-A Class B, 144A 3.500%, 06/17/41@	$1,030	$1,004,736
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,182	1,159,485
Series 2021-C Class B, 144A 2.300%, 01/15/53@	2,260	2,156,268
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	2,259	2,108,630
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.044%, 04/21/31@,•	1,250	1,251,679
THL Credit Wind River CLO Ltd., Series 2018-1A Class B (3 M SOFR + 1.912%), 144A 7.213%, 07/15/30@,•	1,000	1,001,894
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 6.941%, 10/18/31@,•	1,550	1,551,505
Trinitas CLO IX Ltd., Series 2018-9A Class BRRR (3 M SOFR + 1.700%, Floor 1.700%), 144A 6.964%, 01/20/32@,•	1,000	1,000,678
TOTAL ASSET BACKED SECURITIES (Cost $32,561,650)		32,132,886

COMMERCIAL MORTGAGE BACKED SECURITIES — 9.9%
BHMS, Series 2018-ATLS Class B (1 M SOFR + 1.797%, Floor 1.750%), 144A 6.894%, 07/15/35@,•	2,000	1,990,374
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A 6.311%, 03/15/36@,•	1,115	1,109,626
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 6.811%, 03/15/36@,•	2,500	2,420,458
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3, 3.166%, 08/25/25•	14,500	190,782
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	1,500	1,484,994
FREMF Mortgage Trust, Series 2015-K49 Class B, 144A 3.849%, 10/25/48@,•	1,750	1,730,916
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M SOFR + 1.947%, Floor 1.900%), 144A 7.044%, 05/15/38@,•	1,500	1,496,250

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Morgan Stanley Capital I Trust, Series 2015-MS1 Class A4, 3.779%, 05/15/48•	$1,000	$988,591
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,418,400)		11,411,991

CORPORATE BONDS — 37.1%
Aerospace & Defense — 0.9%
The Boeing Co., 144A 6.259%, 05/01/27@	1,000	1,032,705
Airlines — 1.2%
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	1,351	1,339,303
Apparel — 2.4%
Michael Kors USA, Inc., 144A 4.250%, 11/01/24@	1,650	1,648,300
Tapestry, Inc. 7.050%, 11/27/25	1,150	1,172,708
		2,821,008
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,500	1,506,980
General Motors Financial Co., Inc. 3.800%, 04/07/25	600	595,672
		2,102,652
Banks — 10.2%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	2,000,014
First Maryland Capital II (3 M SOFR + 1.112%) 6.359%, 02/01/27•	1,500	1,428,804
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,500	1,505,779
State Street Corp. (3 M SOFR + 0.822%) 5.940%, 05/15/28•	3,805	3,597,235
Wells Fargo & Co. (3 M SOFR + 1.262%) 6.563%, 04/15/27•	3,250	3,197,166
		11,728,998
Chemicals — 2.2%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,000	1,068,133
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,478,216
		2,546,349
	Par (000)	Value†

Electric — 2.4%
Southern California Edison Co., Series E 3.700%, 08/01/25	$2,750	$2,728,911
Electronics — 1.3%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,510,810
Food — 1.3%
General Mills, Inc. 5.241%, 11/18/25	1,500	1,500,443
Hand & Machine Tools — 1.7%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,903,815
Healthcare Services — 0.4%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	498,669
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,500	1,476,290
Paramount Global 2.900%, 01/15/27	1,250	1,195,916
		2,672,206
Oil & Gas — 0.9%
Helmerich & Payne, Inc., 144A 4.650%, 12/01/27@	1,000	1,001,595
Packaging and Containers — 0.9%
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	1,000	1,010,364
Pipelines — 2.1%
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	1,500	1,474,420
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 6.000%, 03/01/27@	1,000	999,364
		2,473,784
Real Estate Investment Trusts — 2.1%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,412,688
Software — 3.0%
Concentrix Corp. 6.650%, 08/02/26	2,000	2,054,966
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,432,243
		3,487,209
TOTAL CORPORATE BONDS (Cost $42,772,682)		42,771,509

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†

RESIDENTIAL MORTGAGE BACKED SECURITIES — 23.4%
Collateralized Mortgage Obligations — 22.2%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	$426	$410,673
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@	1,193	1,160,234
Series 2020-1 Class M1, 144A 4.353%, 02/25/55@,•	2,250	2,165,881
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	518	488,277
CSMC Trust, STEP, Series 2020-SPT1 Class A2, 144A 3.229%, 04/25/65@	1,003	994,213
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,195	1,042,053
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,686	3,291,783
Homeward Opportunities Fund I Trust, Series 2020-2 Class A2, 144A 2.635%, 05/25/65@,•	1,056	1,044,263
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	1,113	1,018,045
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	218	206,810
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,073	1,813,847
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	2,240	2,171,822
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,869,979
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	319	316,127
Series 2019-INV3 Class A1, 144A 3.692%, 11/25/59@,•	1,221	1,203,682
Series 2020-INV1 Class A2, 144A 4.035%, 03/25/60@,•	1,068	1,061,930
Series 2023-8 Class A2, 144A 6.664%, 12/25/68@	1,511	1,535,101
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,744,664
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,102	970,957
		25,510,341
	Par (000)	Value†

Fannie Mae REMICS — 1.2%
Series 2012-152 Class TA 2.500%, 09/25/42	$1,547	$1,391,092
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $29,016,249)		26,901,433
	Number of Shares
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $662,999)	662,999	662,999
TOTAL INVESTMENTS — 98.9% (Cost $116,431,980)		$113,880,818
Other Assets & Liabilities — 1.1%		1,242,320
TOTAL NET ASSETS — 100.0%		$115,123,138

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $78,357,660, which represents 68.1% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Limited Maturity Bond Fund
Country Weightings as of 9/30/2024††
United States	85%
Cayman Islands	13
Canada	2
Total	100%
††	% of total investments as of September 30, 2024.
Futures contracts held by the Fund at September 30, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/31/24	152	2,000	$104	$31,652,812	$77,237	$—
Long	U.S. Treasury 5 Year Note	12/31/24	80	1,000	110	8,790,625	12,991	—
							$90,228	$—

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Note	12/19/24	(74)	1,000	$114	$(8,456,812)	$—	$(8,228)
Short	U.S. Treasury Long Bond	12/19/24	(20)	1,000	124	(2,483,750)	10,587	—
							$10,587	$(8,228)
							$100,815	$(8,228)
4